Non-current assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current	€ 1,827	€ 131
Aegon N.V [member]
Disclosure Of Non Current Assets [Line Items]
Deferred tax assets non current	€ 109	€ 138